Related Party Transactions - Schedule of Related Party Transactions (Details) - Board Of Directors [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Notes Payable to Directors and Affiliates	$ 3,078	$ 1,748
Convertible Notes, due 2016 and 2017, interest between 0% and 8%, held by related parties	906
Accrued interest to related parties	$ 411	$ 232
Warrants held by related parties	888,802	460,695
Related party interest expense	$ 196	$ 154